Group Income Statement - (Unaudited) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Statement [Abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 18,250	£ 17,377	£ 37,780